SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	$ 20,257
Provision for credit losses	80,765	$ 65,723	$ 48,362
Write-offs charged against the allowance	(75,815)
Recoveries collected	2,447
Balance at December 31	27,654	20,257
Revenue reserve	2,100	3,900
Allowance for credit loss, current and revenue reserve	$ 29,700	$ 24,100